Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Other Liabilities Disclosure [Abstract]
Components of other current liabilities
Other current liabilities are comprised of the following:

(in thousands of $)	2025	2024
Day 1 gain deferred revenue - current portion (1) (note 22)	(6,846)	(12,783)
Deferred revenue	(2,246)	(5,360)
Current portion of operating lease liability (note 7)	(2,026)	(1,587)
Current portion of deferred pre-COD cash flows (2)	(1,844)	—
Pre-COD cash flows (2)	—	(23,842)
Other (3)	(15,952)	(11,693)
Other current liabilities	(28,914)	(55,265)
(1) Current portion of Day 1 gain arose from amount deferred upon the initial recognition of FLNG Hilli’s oil and gas derivative instruments embedded in the LTA and the FLNG Hilli's gas derivative instruments pursuant to LTA Amendment 3 (note 7). As of December 31, 2025, the balance relating to FLNG Hilli’s oil and gas derivative instruments is $5.3 million and $1.5 million (2024: $10.0 million and $2.8 million), respectively.
(2) In August 2024, we and bp agreed to a series of pre-COD payments to address project delays and align on commissioning milestones. These payments, which began in 2023 and were formalized through settlement and amendment deeds that resolved the previously announced arbitration. Prior to COD, we received net contractual payments of $123.1 million (December 31, 2024: $23.8 million), comprising of:
•$226.9 million of payments from bp, including project milestones for the period from January 10, 2024 to COD;
•$6.1 million payments from bp for temporary crew accommodation arrangements; and
•partially offset by $109.9 million in liquidated damages we paid bp for the period from March 17, 2023 to January 9, 2024.
The total LOA consideration was allocated between lease and non-lease components based on their relative standalone selling prices. As of December 31, 2025, the deferred non-lease component amounted to $35.8 million, comprising of $1.8 million in “Other current liabilities” and $34.0 million in “Other non-current liabilities” (note 22). This balance will be recognized evenly to income over the 20-year term of the LOA (note 7.1).
(3) Included in “Other” as of December 31, 2025 is an ARO of $6.8 million related to FLNG Hilli, which was reclassified from “Other non-current liabilities” to “Other current liabilities” to reflect our obligation upon the LTA's scheduled maturity in July 2026 (note 22).